Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017	Nov. 30, 2017
Disclosure Text Block [Abstract]
Net Loss	$ (3,954,104)	$ (2,550,314)	$ (9,962,968)	$ (6,346,504)
Accumulated Deficit	(81,836,427)		(81,836,427)		$ (71,873,459)
Working Capital Deficiency	$ (6,546,324)		$ (6,546,324)		$ (1,083,970)